Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
August 31, 2023

Dates Covered
Collections Period	08/01/23 - 08/31/23
Interest Accrual Period	08/15/23 - 09/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/23	892,329,983.71	41,218
Yield Supplement Overcollateralization Amount 07/31/23	92,666,537.85	0
Receivables Balance 07/31/23	984,996,521.56	41,218
Principal Payments	33,471,221.44	1,047
Defaulted Receivables	502,685.69	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/23	88,298,410.20	0
Pool Balance at 08/31/23	862,724,204.23	40,149

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.79%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	7,420,683.17	286
Past Due 61-90 days	2,514,103.07	95
Past Due 91-120 days	182,447.69	11
Past Due 121+ days	0.00	0
Total	10,117,233.93	392

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.06%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	331,545.24
Aggregate Net Losses/(Gains) - August 2023	171,140.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.21%
Prior Net Losses/(Gains) Ratio	0.35%
Second Prior Net Losses/(Gains) Ratio	0.39%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	0.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.08%

Overcollateralization Target Amount	9,921,328.35
Actual Overcollateralization	9,921,328.35
Weighted Average Contract Rate	5.63%
Weighted Average Contract Rate, Yield Adjusted	10.39%
Weighted Average Remaining Term	55.62

Flow of Funds	$ Amount
Collections	38,442,654.74
Investment Earnings on Cash Accounts	28,151.49
Servicing Fee	(820,830.43)
Transfer to Collection Account	-
Available Funds	37,649,975.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,578,417.38
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	3,603,984.67
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,921,328.35
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,611,042.65

Total Distributions of Available Funds	37,649,975.80

Servicing Fee	820,830.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 08/15/23	882,068,188.90
Principal Paid	29,265,313.02
Note Balance @ 09/15/23	852,802,875.88

Class A-1
Note Balance @ 08/15/23	55,238,188.90
Principal Paid	29,265,313.02
Note Balance @ 09/15/23	25,972,875.88
Note Factor @ 09/15/23	11.9690672%

Class A-2a
Note Balance @ 08/15/23	230,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	230,000,000.00
Note Factor @ 09/15/23	100.0000000%

Class A-2b
Note Balance @ 08/15/23	153,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	153,000,000.00
Note Factor @ 09/15/23	100.0000000%

Class A-3
Note Balance @ 08/15/23	297,200,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	297,200,000.00
Note Factor @ 09/15/23	100.0000000%

Class A-4
Note Balance @ 08/15/23	99,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	99,500,000.00
Note Factor @ 09/15/23	100.0000000%

Class B
Note Balance @ 08/15/23	31,390,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	31,390,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Note Balance @ 08/15/23	15,740,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	15,740,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,773,620.13
Total Principal Paid	29,265,313.02
Total Paid	33,038,933.15

Class A-1
Coupon	5.31600%
Interest Paid	252,862.02
Principal Paid	29,265,313.02
Total Paid to A-1 Holders	29,518,175.04

Class A-2a
Coupon	5.25000%
Interest Paid	1,006,250.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,006,250.00

Class A-2b
SOFR Rate	5.18851%
Coupon	5.89851%
Interest Paid	777,128.69
Principal Paid	0.00
Total Paid to A-2b Holders	777,128.69

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6151673
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0364743
Total Distribution Amount	31.6516416

A-1 Interest Distribution Amount	1.1652628
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	134.8631936
Total A-1 Distribution Amount	136.0284564

A-2a Interest Distribution Amount	4.3750000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.3750000

A-2b Interest Distribution Amount	5.0792725
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	5.0792725

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	123.15
Noteholders' Third Priority Principal Distributable Amount	537.84
Noteholders' Principal Distributable Amount	339.01

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/23	2,616,119.83
Investment Earnings	11,686.10
Investment Earnings Paid	(11,686.10)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,125,475.22	$3,297,326.19	$2,544,279.58
Number of Extensions	171	119	103
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.32%	0.24%